CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023
Income Statement [Abstract]
Revenues from related parties	$ 32,000	$ 64,000	$ 199,000	$ 181,000